SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 97.5%

Education/Student Loan - 14.2%

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	1,065,780

Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,320,575

Baytown Township Rev. (St. Croix Prep)	1,935,000	4.25	8/1/46	2,052,938

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	440,000	3.50	7/1/27	463,047

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	971,145

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,179,618

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,873,497

Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	650,012

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	299,080

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	320,000	4.00	7/1/24	339,814

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	616,285

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	531,130

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	949,178

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	663,306

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,106,060

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,217,678

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	382,960

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	495,000	4.50	8/1/26	513,572

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	1,138,300

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	881,952

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	950,652

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,080,600

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	1,064,620

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	3,041,613

Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	796,695

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,054,560

Independence Charter School Lease Rev. (Beacon Academy Proj.)	375,000	4.25	7/1/26	398,775

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	794,730

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,263,492

Independence Charter School Lease Rev. (Global Academy Proj.)	1,500,000	4.00	7/1/41	1,672,950

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	225,538

Independence Charter School Lease Rev. (Paladin High School Proj.)	700,000	4.00	6/1/41	722,442

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	1,429,853

Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	725,000	4.00	7/1/26	763,222

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	609,675

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,496,409

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	1,109,460

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,119,580

MN Higher Education Fac. Auth. Rev. (Augsburg College)	3,275,000	4.25	5/1/40	3,276,539

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,341,180

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	3,500,000	5.00	5/1/47	3,865,505

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	2,163,321

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,085,100

MN Higher Education Fac. Auth. Rev. (College of St. Scholastica)	1,100,000	4.00	12/1/40	1,259,577

DECEMBER 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,401,763

MN Higher Education Fac. Auth. Rev. (Macalester College)	300,000	3.00	3/1/43	327,009

MN Higher Education Fac. Auth. Rev. (St. Johns Univ.)	500,000	3.00	10/1/37	548,515

MN Higher Education Fac. Auth. Rev. (St. Johns Univ.)	250,000	3.00	10/1/38	273,762

MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	564,750

MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	563,525

MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	563,045

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	862,328

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	568,645

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,470,355

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	1,058,446

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	868,920

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	4,608,080

MN Office of Higher Education Rev. [8]	3,095,000	2.65	11/1/38	3,163,276

MN Office of Higher Education Rev. [8]	2,855,000	4.00	11/1/37	3,041,432

Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,385,463

Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	386,113

Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,855,254

Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	524,905

Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,083,670

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,743,625

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	771,477

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,260,814

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	767,400

St. Paul Hsg. & Redev. Auth. (German Immersion School)	205,000	4.00	7/1/23	210,720

St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	890,448

St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	518,040

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	555,000	4.25	12/1/23	569,819

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,539,630

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	400,089

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	747,605

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	730,000	3.88	12/1/30	756,156

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	500,000	5.00	12/1/45	541,300

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,000,000	3.00	6/1/31	985,440

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	1,231,652

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	2.00	9/1/26	347,679

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	371,178

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,153,841

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	965,000	4.00	7/1/25	1,013,588

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	1,027,389

St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	622,643

St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	870,000	5.00	7/1/55	973,208

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	685,716

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	1,124,910

St. Paul Hsg. & Redev. Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,142,880

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	754,320

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	632,628

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	1,049,350

University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,165,990

Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,090,000	4.00	9/1/23	1,083,732

Woodbury Charter School Lease Rev.	500,000	3.00	12/1/30	527,425

Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	436,680

Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	601,492

Woodbury Charter School Lease Rev. (Woodbury Leadership Proj.)	660,000	4.00	7/1/51	716,430

				106,286,565

Escrowed To Maturity/Prerefunded - 1.8%

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,369,190

Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,126,872

Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,641,075

Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	353,896

Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	416,348

Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,300,000	5.00	8/1/22	3,390,552

Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,160,267

				13,458,200

General Obligation - 14.3%

Anoka-Hennepin Independent School District No. 11	3,850,000	3.00	2/1/45	4,111,800

Apple Valley G.O.	365,000	2.00	12/15/41	365,358

Brainerd Independent School District No. 181	1,000,000	4.00	2/1/42	1,129,080

Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,511,280

Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,504,200

Cloquet Independent School District No. 94	4,250,000	4.00	2/1/36	4,626,210

Duluth Independent School District No. 709 [6]	1,325,000	1.90	2/1/31	1,122,553

Duluth Independent School District No. 709 [6]	1,080,000	2.03	2/1/32	888,408

Duluth Independent School District No. 709 [6]	1,075,000	2.15	2/1/33	857,345

Elk River Independent School District No. 728	7,000,000	3.00	2/1/40	7,579,110

Fosston Independent School District No. 601	250,000	4.00	2/1/36	278,115

Fosston Independent School District No. 601	1,000,000	4.00	2/1/38	1,110,230

Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	3,995,204

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	4,163,385

Itasca G.O.	2,500,000	2.38	2/1/45	2,518,750

Itasca G.O.	4,000,000	2.50	2/1/50	4,047,520

Lakeville Independent School District No. 194	500,000	2.00	2/1/37	503,845

Litchfield G.O.	230,000	4.00	2/1/33	230,658

Long Prairie G.O. [8]	750,000	4.00	2/1/37	805,808

Madison Lake G.O.	590,000	2.13	2/1/42	591,534

Minneapolis Capital Improvement	4,000,000	4.00	12/1/43	4,541,880

Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	2,263,180

Minneapolis G.O.	5,000,000	3.00	12/1/42	5,388,250

Minneapolis Special School District No. 1	1,000,000	4.00	2/1/40	1,173,300

Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,118,044

Moorhead G.O.	160,000	3.00	2/1/23	160,336

DECEMBER 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Moorhead G.O.	605,000	2.00	2/1/38	595,241

Moorhead G.O.	605,000	2.00	2/1/39	592,519

Moorhead G.O.	365,000	2.13	2/1/40	362,722

Moorhead G.O.	370,000	2.13	2/1/41	365,889

Moorhead G.O.	510,000	2.13	2/1/42	501,452

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,042,530

North Mankato G.O.	1,000,000	2.00	2/1/37	1,000,290

North Mankato G.O.	700,000	2.00	2/1/38	698,194

Owatonna Independent School District No. 761	750,000	2.13	2/1/40	752,468

Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,747,360

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	1,006,420

Roseau Independent School District No. 682	750,000	2.25	2/1/46	745,995

Roseville Independent School District No. 623	930,000	4.00	2/1/35	1,046,529

Roseville Independent School District No. 623	4,895,000	4.00	2/1/36	5,499,484

South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,630,900

Springfield Independent School District No. 85	750,000	2.00	2/1/39	737,700

Springfield Independent School District No. 85	500,000	2.00	2/1/40	488,310

St. Cloud G.O.	1,090,000	2.00	2/1/41	1,090,305

St. Cloud G.O.	560,000	2.00	2/1/42	555,503

St. Francis Independent School District No. 15	550,000	4.00	2/1/35	568,007

St. Francis Independent School District No. 15	750,000	4.00	2/1/36	774,270

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	2,450,151

State of Minnesota G.O.	5,550,000	2.00	9/1/41	5,566,206

United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,188,392

Worthington Independent School District No. 518	1,000,000	3.00	2/1/37	1,063,340

Worthington Independent School District No. 518	500,000	3.00	2/1/40	530,210

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,525,410

				106,711,180

Hospital/Health Care - 13.4%

Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,215,074

Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,516,755

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	274,930

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,230,490

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	540,090

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	350,000	4.00	9/1/39	353,042

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	500,000	5.00	9/1/44	528,945

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,284,964

Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,113,860

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	1,008,500

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/34	1,071,770

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/38	1,064,850

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,700,000	5.75	8/1/30	1,377,306

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	845,638

Duluth Economic Dev. Auth. Rev. (Benedictine Health System)	360,000	3.00	7/1/26	378,400

Duluth Economic Dev. Auth. Rev. (Benedictine Health System)	1,625,000	4.00	7/1/31	1,769,349

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/35	199,014

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	400,000	4.00	6/15/35	467,404

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	198,881

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/36	437,126

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	198,570

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	406,955

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/38	435,150

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	175,020

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	225,000	4.00	6/15/39	260,507

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/39	174,516

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	880,447

Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	295,000	4.75	6/15/22	300,345

Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,631,872

Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,039,620

Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,119,833

Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,917,765

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	979,110

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	4,676,417

Maple Grove Health Care System Rev. (Memorial Health Care)	1,375,000	4.00	9/1/35	1,494,281

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,973,968

Minneapolis Health Care System Rev. (Fairview Health Services)	3,000,000	4.00	11/15/37	3,421,080

Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,140,820

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	3,025,875

Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	550,126

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,529,355

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,023,890

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	201,763

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	229,672

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	251,797

Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	7,089,200

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	8,598,150

Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	822,070

Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,486,769

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,786,800

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,350,038

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	611,910

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	570,535

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,271,353

St. Paul Hsg. & Redev. Auth. (Episcopal Homes Oblig. Group)	1,000,000	4.00	11/1/42	1,020,930

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	857,377

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,548,920

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,193,120

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,479,872

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,281,060

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,204,223

Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	625,000	4.25	8/1/24	625,319

DECEMBER 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,033,650

				99,746,438

Industrial/Pollution Control - 0.4%

St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,105,270

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,109,150

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	1,012,640

				3,227,060

Insured - 0.3%

Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	515,635

MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	55,000	4.00	3/1/22	55,129

Puerto Rico Public Improvement G.O. (AGM Insured) [11]	750,000	5.13	7/1/30	753,592

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,015,770

				2,340,126

Multifamily Mortgage - 18.5%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,077,730

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,092,460

Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	497,715

Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	495,250

Apple Valley Rev. (Orchard Path Phase II Proj.)	260,000	4.00	9/1/30	287,763

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	326,973

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	474,694

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	879,194

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	786,030

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	2,084,600

Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,570,905

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	456,218

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	1,045,115

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,175,047

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,290,000	6.75	1/1/27	1,183,033

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	929,632

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,388,273

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	768,626

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,640,000	4.38	1/1/47	2,488,675

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	2,203,648

Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,167,820

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,630,000	5.13	7/1/25	1,625,094

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,645,000	5.75	7/1/35	1,601,391

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	2,000,000	6.13	7/1/45	1,962,160

Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,343,437

Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	495,000	6.00	1/1/27	496,074

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	782,685

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	177,496

Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	245,645

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	196,198

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	195,328

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	507,980

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	500,705

Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	990,220

Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	999,990

Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,501,650

Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,454,026

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,591,770

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	2,474,425

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	760,575

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	506,190

Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,360,884

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,375,474	3.75	11/1/34	3,853,103

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,363,972

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	506,885

Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	250,678

Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.25	7/1/39	1,033,630

Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	535,700

Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.45	7/1/44	1,037,460

Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	5.00	7/1/49	1,061,160

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,769,756

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	5,000,000	2.35	2/1/38	5,142,050

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,045,968

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	381,439

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,524,705

Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	1,057,450

Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	531,405

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,893,299	3.00	11/1/34	2,023,179

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,047,390

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	280,045

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,000,160

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	250,028

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,502,370

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	160,666

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,153,540

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,652,505

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,092,620

Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,536,525

Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,050,756

Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,354,375

Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,054,090

Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,800,000	5.00	8/1/48	1,878,858

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	763,610

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,650,975

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	265,053

Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,035,200

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,149,165

DECEMBER 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,000,000	5.25	9/1/30	1,010,520

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,197,407

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,275,000	5.00	9/1/42	1,334,976

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,714,377

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	267,120

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,136,460

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	731,002

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,125,000	4.25	7/1/44	1,068,660

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,524,690

St. Louis Park Rev. (Roitenberg Family Assisted)	620,000	4.63	8/15/44	640,689

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	3,475,000	4.25	12/1/27	3,758,734

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,646,216

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	285,000	5.20	11/1/22	285,476

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	1,001,060

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,591,632

St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,052,100

St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,134,691

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,059,630

St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,591,456

St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	875,000	5.00	3/1/40	909,274

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	1,018,040

Vergas Rev. (CDL Homes Proj.)	235,000	4.00	8/1/25	242,175

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,566,180

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,068,990

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,932,628

West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	255,213

Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,638,580

				138,027,771

Municipal Lease - 6.5% [9]

Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	619,314

Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,202,707

Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	544,810

Duluth Independent School District No. 709	245,000	3.00	3/1/22	245,399

Duluth Independent School District No. 709	1,875,000	2.60	3/1/28	1,894,800

Duluth Independent School District No. 709	920,000	3.00	3/1/32	927,204

Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,129,900

Duluth Independent School District No. 709	750,000	4.20	3/1/34	795,638

Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,065,830

Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	531,730

Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,771,278

Hibbing Independent School District No. 701	2,000,000	3.00	3/1/41	2,151,800

Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	641,839

Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	366,442

Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	328,071

Minnetonka Independent School District No. 276	400,000	3.00	3/1/42	420,476

Minnetonka Independent School District No. 276	500,000	3.00	7/1/50	531,000

8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	1,405,009

Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	548,395

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	990,430

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	751,590

MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,209,562

MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	671,820

MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	750,000	3.88	8/1/38	829,942

MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	1,087,478

MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	282,412

MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	369,981

MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	369,713

MN Hsg. Fin. Agy. Rev.	515,000	4.00	8/1/39	599,846

MN Hsg. Fin. Agy. Rev.	535,000	4.00	8/1/40	621,825

MN Hsg. Fin. Agy. Rev.	405,000	3.00	8/1/38	443,872

MN Hsg. Fin. Agy. Rev.	435,000	3.00	8/1/39	474,916

MN Hsg. Fin. Agy. Rev.	1,000,000	3.00	8/1/43	1,079,220

MN Hsg. Fin. Agy. Rev.	815,000	4.00	8/1/41	946,028

MN Hsg. Fin. Agy. Rev. (State Appropriation)	290,000	3.00	8/1/38	317,567

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,221,580

MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,109,440

MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	320,889

MN State Armory Building Commission Rev.	1,900,000	3.00	6/1/38	2,071,380

MN State Armory Building Commission Rev.	750,000	3.00	6/1/41	808,552

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,121,210

Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,068,210

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	527,872

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	1,118,680

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	898,347

Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	663,882

Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	511,567

Plymouth Intermediate District No. 287	535,000	3.00	5/1/32	562,494

Rochester Economic Dev. Auth. Rev.	1,000,000	2.13	2/1/38	1,006,030

Shakopee Independent School Dist. No. 720	500,000	2.00	2/1/31	505,095

Shakopee Independent School Dist. No. 720	555,000	2.00	2/1/32	558,907

Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,304,910

Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	1,091,000

St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	795,457

Waconia Independent School District No. 110	500,000	5.00	2/1/37	550,520

Winona School District No. 861 Lease Purchase	142,315	6.04	8/1/24	142,500

Wright Co.	1,350,000	3.00	12/1/39	1,469,434

				48,595,800

Municipal Money Market - 2.5% [1]

City of Minneapolis Rev. (Univ. Gateway Proj.)	6,200,000	0.11	12/1/27	6,200,000

City of Minneapolis St. Paul Hsg. & Redev. Auth. Rev. (Allina Health)	2,430,000	0.10	11/15/34	2,430,000

City of Rochester Rev. (Mayo Clinic)	10,000,000	0.10	11/15/38	10,000,000

				18,630,000

DECEMBER 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Other Revenue Bonds - 2.7%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	4.00	11/1/41	1,129,240

Crystal Governmental Fac. Rev.	281,365	5.10	12/15/26	276,717

Milaca Rev. (Edina Headquarters Proj.)	250,000	5.00	2/1/44	252,637

Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	178,320

Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	134,575

Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	268,500

Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	326,634

Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	173,805

Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	204,554

Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	265,018

Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	536,000	5.00	2/15/27	536,804

Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,806,135

St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	375,000	5.00	2/1/23	375,529

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	2,158,730

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	619,000	6.38	2/15/28	620,455

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	200,000	6.75	3/1/28	200,182

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	660,000	6.50	3/1/29	661,261

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	805,000	7.00	2/15/28	807,431

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	568,000	7.50	2/15/28	569,039

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,879,262

Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	571,570

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,954,000

				20,350,398

Public Facilities - 0.2%

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,379,562

Sales Tax Revenue - 1.0%

American Samoa Economic Development Authority Rev. 11, 4	500,000	6.00	9/1/23	519,680

American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,314,040

Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	3,105,052

St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,570,814

				7,509,586

Single Family Mortgage - 19.4%

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	630,000	4.45	12/1/32	630,315

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	95,000	4.63	12/1/30	95,075

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	340,000	4.88	12/1/33	340,289

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	190,000	4.45	12/1/27	190,114

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	21	5.00	12/1/38	21

MN Hsg. Fin. Agy. Homeownership Fin.	1,565,879	2.35	6/1/50	1,610,303

MN Hsg. Fin. Agy. Homeownership Fin.	7,500,000	2.25	7/1/41	7,502,100

MN Hsg. Fin. Agy. Homeownership Fin.	8,500,000	2.40	7/1/46	8,392,815

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,355,000	2.45	7/1/45	3,400,695

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	5,170,000	2.45	7/1/46	5,217,978

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,314,075	3.30	3/1/48	2,377,781

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,208,150	3.30	5/1/48	2,270,199

10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	769,376	3.75	11/1/48	802,636

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	752,750	3.60	1/1/49	776,808

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	859,441	3.45	3/1/49	885,009

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,183,265	3.15	6/1/49	1,212,338

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,389,211	2.47	1/1/50	1,410,452

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,185,000	2.55	1/1/51	9,305,048

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,450,000	2.50	7/1/51	4,494,411

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,325,000	1.60	1/1/30	1,326,140

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,185,000	1.65	7/1/30	1,187,417

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	495,000	2.38	7/1/46	496,747

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,870,000	2.45	1/1/52	9,900,498

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,945,000	2.40	1/1/35	4,072,542

MN Hsg. Fin. Agy. Residential Hsg. Rev.	15,000	3.30	7/1/29	15,000

MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	435,000	3.63	7/1/25	435,722

MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	570,000	3.90	7/1/30	570,895

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	940,000	3.35	7/1/29	965,935

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	85,000	3.30	1/1/30	86,929

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	355,000	3.60	7/1/31	361,443

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,300,000	3.50	1/1/32	4,428,140

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,635,000	3.60	7/1/33	1,654,162

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	480,000	3.30	1/1/34	490,891

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,740,000	2.45	7/1/34	1,799,473

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	400,000	3.10	7/1/35	402,140

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	440,000	3.15	1/1/37	446,050

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,697,000	3.80	7/1/38	3,740,292

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,555,000	2.55	7/1/39	5,755,313

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,340,000	3.90	7/1/43	3,379,913

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,305,000	2.80	1/1/44	3,428,243

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,065,000	2.70	7/1/44	3,174,512

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,065,000	2.75	7/1/44	4,225,080

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,045,000	4.00	1/1/48	1,130,669

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,680,000	3.75	1/1/50	2,916,858

MN Hsg. Fin. Agy. Rev. [8]	1,595,000	2.35	1/1/33	1,604,044

MN Hsg. Fin. Agy. Rev. [8]	1,055,000	2.40	7/1/33	1,060,043

MN Hsg. Fin. Agy. Rev.	4,000,000	2.05	12/1/51	4,000,880

MN Hsg. Fin. Agy. Rev.	3,325,000	2.00	7/1/40	3,333,113

MN Hsg. Fin. Agy. Rev.	4,045,000	2.15	7/1/45	4,035,616

MN Hsg. Fin. Agy. Rev.	6,515,000	2.20	1/1/51	6,460,274

MN Hsg. Fin. Agy. Rev.	9,500,000	2.35	7/1/41	9,502,565

MN Hsg. Fin. Agy. Rev.	5,670,000	2.55	1/1/46	5,674,990

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	455,000	3.70	1/1/31	460,110

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	655,000	4.00	1/1/47	695,879

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	490,000	4.00	1/1/41	511,158

				144,644,063

Transportation - 0.2%

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,195,810

DECEMBER 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	651,636

				1,847,446

Utility - 2.1%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,265,820

MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	539,860

MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,348,563

MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,245,321

Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	725,462

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	588,030

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,148,270

St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	730,450

St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	963,486

St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	893,472

St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,105,270

St. Paul Port Auth. Rev.	550,000	4.00	10/1/41	611,061

St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,286,200

St. Paul Sewer Rev.	1,220,000	2.00	12/1/41	1,200,895

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	694,806

				15,346,966

Total Municipal Bonds (cost: $702,677,877)				728,101,161

Investment Companies - 0.3%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	159,408			2,394,308

Total Investment Companies (cost: $2,186,198)				2,394,308

Total Investments in Securities - 97.8% (cost: $704,864,075)				730,495,469

Other Assets and Liabilities, net - 2.2%				16,199,847

Total Net Assets - 100.0%				$746,695,316

[1]

Variable rate security. Rate disclosed is as of December 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2021 was $17,559,453 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2021, 2.7% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2021 was $48,595,800 and represented 6.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2021 was $15,469,669 and represented 2.1% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2021 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	728,101,161	—	728,101,161
Investment Companies	2,394,308	—	—	2,394,308

Total:	2,394,308	728,101,161	—	730,495,469

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2021	13